UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23304

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

April 30, 2018

GMFL	Invesco Multi-Factor Large Cap ETF

Effective June 4, 2018, the Fund’s names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

2

Invesco Multi-Factor Large Cap ETF (GMFL)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Information Technology	24.3
Health Care	16.3
Financials	13.9
Consumer Discretionary	11.5
Industrials	9.7
Energy	6.6
Consumer Staples	6.0
Utilities	3.9
Materials	3.8
Telecommunication Services	2.0
Real Estate	1.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—11.5%
413	Kohl’s Corp.	$25,655
692	LKQ Corp.(b)	21,466
1,705	News Corp., Class A	27,246
880	PulteGroup, Inc.	26,717
169	PVH Corp.	26,984
366	Target Corp.	26,572

		154,640

	Consumer Staples—6.0%
361	Molson Coors Brewing Co., Class B	25,718
442	Sysco Corp.	27,643
305	Walmart, Inc.	26,980

		80,341

	Energy—6.6%
365	Marathon Petroleum Corp.	27,342
273	Phillips 66	30,388
278	Valero Energy Corp.	30,838

		88,568

	Financials—13.9%
276	Allstate Corp. (The)	26,998
637	Citizens Financial Group, Inc.	26,429
376	Discover Financial Services	26,790
104	Everest Re Group Ltd.	24,198
312	Raymond James Financial, Inc.	28,002
271	State Street Corp.	27,040
567	Unum Group	27,432

		186,889

Number of Shares		Value
	Common Stocks (continued)
	Health Care—16.3%
309	AmerisourceBergen Corp.	$27,989
247	Centene Corp.(b)	26,819
157	Cigna Corp.	26,976
417	CVS Health Corp.	29,119
93	Humana, Inc.	27,359
322	Perrigo Co. PLC	25,161
118	UnitedHealth Group, Inc.	27,895
251	Zimmer Biomet Holdings, Inc.	28,908

		220,226

	Industrials—9.7%
450	Fortune Brands Home & Security, Inc.	24,610
318	Ingersoll-Rand PLC	26,677
388	Pentair PLC (United Kingdom)	26,105
462	Robert Half International, Inc.	28,067
350	Xylem, Inc.	25,515

		130,974

	Information Technology—24.3%
179	Accenture PLC, Class A	27,065
172	ANSYS, Inc.(b)	27,805
334	Cognizant Technology Solutions Corp., Class A	27,328
265	DXC Technology Co.	27,311
188	F5 Networks, Inc.(b)	30,661
277	Fidelity National Information Services, Inc.	26,307
1,582	Hewlett Packard Enterprise Co.	26,973
1,272	HP, Inc.	27,335
1,097	Juniper Networks, Inc.	26,975
545	Micron Technology, Inc.(b)	25,059
254	Motorola Solutions, Inc.	27,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Multi-Factor Large Cap ETF (GMFL) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Information Technology (continued)
315	Total System Services, Inc.	$26,479

		327,195

	Materials—3.8%
1,525	Freeport-McMoRan, Inc.	23,195
240	Packaging Corp. of America	27,766

		50,961

	Real Estate—1.9%
565	CBRE Group, Inc., Class A(b)	25,600

	Telecommunication Services—2.0%
557	Verizon Communications, Inc.	27,488

	Utilities—3.9%
983	CenterPoint Energy, Inc.	24,899
684	Exelon Corp.	27,141

		52,040

	Total Common Stocks (Cost $1,368,897)	1,344,922

	Money Market Fund—0.1%
753	Federated U.S. Treasury Cash Reserves Fund-Institutional Class, 1.53%(c) (Cost $753)	753

	Total Investments in Securities (Cost $1,369,650)—100.0%	1,345,675
	Other assets less liabilities—0.0%	138

	Net Assets—100.0%	$1,345,813

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Invesco Multi-Factor Large Cap ETF (GMFL)
Assets:
Investments in securities, at value	$1,345,675
Receivables:
Dividends	402

Total Assets	1,346,077

Liabilities:
Accrued unitary management fees	264

Total Liabilities	264

Net Assets	$1,345,813

Net Assets Consist of:
Shares of beneficial interest	$1,287,880
Undistributed net investment income	1,925
Undistributed net realized gain	79,983
Net unrealized appreciation (depreciation)	(23,975)

Net Assets	$1,345,813

Shares outstanding (unlimited amount authorized, $0.01 par value)	50,000
Net asset value	$26.92

Market price	$26.96

Investments in securities, at cost	$1,369,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Invesco Multi-Factor Large Cap ETF (GMFL)
Investment Income:
Unaffiliated dividend income	$11,279
Securities lending income	14

Total Income	11,293

Expenses:
Unitary management fees	1,759
Trustees’ and officer’s fees	33

Total Expenses	1,792

Net Investment Income	9,501

Realized and Unrealized Gain (Loss):
Net realized gain from investment securities	117,752
Net change in unrealized appreciation (depreciation) on investment securities	(47,099)

Net realized and unrealized gain	70,653

Net increase in net assets resulting from operations	$80,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco Multi-Factor Large Cap ETF (GMFL)
	April 30, 2018	October 31, 2017(a)
Operations:
Net investment income	$9,501	$23,769
Net realized gain	117,752	13,100
Net change in unrealized appreciation (depreciation)	(47,099)	23,124

Net increase in net assets resulting from operations	80,154	59,993

Distributions to Shareholders from:
Net investment income	(9,375)	(21,970)

Shareholder Transactions:
Proceeds from shares sold	1,385,422	7,516,347
Value of shares repurchased	(1,400,749)	(6,264,009)

Net increase (decrease) in net assets resulting from shares transactions	(15,327)	1,252,338

Increase in Net Assets	55,452	1,290,361

Net Assets:
Beginning of period	1,290,361	—

End of period	$1,345,813	$1,290,361

Undistributed net investment income at end of period	$1,925	$1,799

Changes in Shares Outstanding:
Shares sold	50,000	300,000
Shares repurchased	(50,000)	(250,000)
Shares outstanding, beginning of period	50,000	—

Shares outstanding, end of period	50,000	50,000

(a)	For the period June 20, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Financial Highlights

Invesco Multi-Factor Large Cap ETF (GMFL)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period June 20, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$25.81		$25.11
Net investment income(b)	0.19		0.29
Net realized and unrealized gain on investments	1.03		0.85
Total from investment operations	1.22		1.14
Distributions to shareholders from:
Net investment income	(0.11)		(0.44)
Net asset value at end of period	$26.92		$25.81
Market price at end of period(c)	$26.96
Net Asset Value Total Return(d)	5.03%		4.58	%(e)
Market Price Total Return(d)	5.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,346		$1,290
Ratio to average net assets of:
Expenses	0.26	%(e)	0.25	%(e)
Net investment income	1.38	%(e)	3.08	%(e)
Portfolio turnover rate(f)	79%		94%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

April 30, 2018

(Unaudited)

Note 1—Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Self-Indexed Fund Trust, was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:

Full Name	Predecessor Fund (as defined below)	Short Name
Invesco Multi-Factor Large Cap ETF	Guggenheim Multi-Factor Large Cap ETF	“Multi-Factor Large Cap ETF”

Effective June 4, 2018, the Fund’s name changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s shares are listed and traded on the NYSE Arca, Inc.

The Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the corresponding fund of the Rydex ETF Trust (the “Predecessor Fund”) after the close of business on April 6, 2018 (the “Reorganization”). The Fund adopted the performance and financial information of the Predecessor Fund. Information presented prior to the close of business on April 6, 2018 is that of the Predecessor Fund.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to replicate as closely as possible, before fees and expenses, the daily performance of the Invesco Multi-Factor Large Cap Index (the “Underlying Index”).

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of it’s financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt

9

obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) formerly, Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only an authorized participant (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, the Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

10

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of the Shares than would occur in a diversified fund.

Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact the Fund’s NAV.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Underlying Index Risk. Neither the Adviser nor the Fund’s index provider is able to guarantee the continuous availability or timeliness of the production of the Underlying Index. The calculation and dissemination of the Underlying Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in the Shares to be suspended. Errors in Underlying Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

C. Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

D. Country Determination

For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E. Investment Transactions and Investment Income

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable

11

non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

F. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and that are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date.

In addition, the Fund intends to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

I. Accounting Estimates

The preparation of the financial statement in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

12

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal of 0.25% of its average daily net assets.

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Prior to the Reorganization, the Predecessor Fund was managed by Guggenheim Funds Investment Advisors LLC (“GFIA”) and the Predecessor Fund paid GFIA an investment advisory fee calculated at the same annualized rate as disclosed above for the Fund. Under this agreement, GFIA was not required to pay the expenses of the Independent Trustees.

Effective on the Reorganization, the Adviser has agreed to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and litigation expenses, and extraordinary expenses) from exceeding the management fee through at least April 6, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Additionally, through at least August 31, 2020, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the period after the close of business on April 6, 2018 to April 30, 2018, the Adviser did not waive fees. Prior to the Reorganization, GFIA did not waive fees.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser. Prior to the Reorganization, the Board of Trustees for the Predecessor Fund adopted a distribution and service plan pursuant to rule 12b-1 under the 1940 Act. No 12b-1 fees were paid by the Predecessor Fund under this plan.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund. Prior to the Reorganization, GFIA engaged external service providers to perform these services for the Predecessor Fund.

The Adviser has entered into licensing agreement on behalf of the Fund with Invesco Indexing, LLC (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Fund. Prior to the Reorganization, the Predecessor Fund’s Underlying Index name trademark had been licensed to GFIA for use by the Predecessor Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

Note 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13

As of April 30, 2018, all of the securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-months ended April 30, 2018, there were no transfers between valuation levels.

Note 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for the Fund as of October 31, 2017:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
Multi-Factor Large Cap ETF	$30,325	$—	$30,325

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6—Securities Lending

The Fund participated in securities lending. The Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.

Note 7—Investment Transactions

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of securities, (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any), were $1,071,241 and $1,066,479, respectively.

For the six-month period ended April 30, 2018, in-kind transactions associated with creations and redemptions were $1,382,683 and $1,399,448, respectively.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

14

At April 30, 2018, the aggregate cost of investment, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$34,459
Aggregate unrealized (depreciation) of investments	(65,878)

Net unrealized appreciation (depreciation) of investments	$(31,419)

Cost of investments for tax purposes is $1,377,094.

Note 8—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for the Fund. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ Fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

Note 9—Capital

Shares are issued and redeemed by the Fund only in creation unit size aggregations of 50,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

Note 10—Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

15

Change in Independent Registered Public Accounting Firm

The Board of Trustees appointed, upon recommendation of the Audit Committee, PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Fund for the Fund’s current fiscal year. PwC serves as the independent registered public accounting firm for other Invesco ETFs.

Prior to April 6, 2018, the Predecessor Fund was a separate series of an unaffiliated investment company that was audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective April 9, 2018, the Prior Auditor resigned as the independent registered public accounting firm of the Predecessor Funds. The Prior Auditor’s report on the financial statements of the Predecessor Funds for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Funds’ two most recent fiscal years and through April 9, 2018, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

16

Fees and Expenses

As a shareholder of the Invesco Multi-Factor Large Cap ETF (the “Fund”), a series of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Multi-Factor Large Cap ETF (GMFL)
Actual	$1,000.00	$1,050.26	0.26%	$1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.26	1.31

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

17

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Guggenheim Multi-Factor Large Cap ETF was held on Friday, March 16, 2018. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization that provides for the reorganization of the Guggenheim Multi-Factor Large Cap ETF into the PowerShares Multi-Factor Large Cap Portfolio (now known as the Invesco Multi-Factor Large Cap ETF).

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approve an Agreement and Plan of Reorganization.	35,832	1,860	-0-	N/A

18

Board Considerations Regarding Approval of Investment Advisory Agreement

PowerShares BulletShares 2018 Corporate Bond Portfolio

PowerShares BulletShares 2018 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2019 Corporate Bond Portfolio

PowerShares BulletShares 2019 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2020 Corporate Bond Portfolio

PowerShares BulletShares 2020 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2021 Corporate Bond Portfolio

PowerShares BulletShares 2021 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2022 Corporate Bond Portfolio

PowerShares BulletShares 2022 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2023 Corporate Bond Portfolio

PowerShares BulletShares 2023 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2024 Corporate Bond Portfolio

PowerShares BulletShares 2024 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2025 Corporate Bond Portfolio

PowerShares BulletShares 2025 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2026 Corporate Bond Portfolio

PowerShares BulletShares 2027 Corporate Bond Portfolio

PowerShares U.S. Large Cap Optimized Volatility Portfolio

PowerShares Multi-Factor Large Cap Portfolio

At a meeting held on December 19, 2017, the Board of Trustees of the PowerShares Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the funds listed above (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

The Trustees noted that each Fund was created in connection with the purchase by Invesco Ltd. of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that each Fund was structured substantially similar to a corresponding Guggenheim ETF, including the unitary advisory fee, that would be reorganized into the Fund in connection with the Transaction.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

The Trustees also considered information provided by the Adviser regarding the resources that would be added in connection with the Transaction to maintain and enhance the services provided to the Funds and all other PowerShares ETFs.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds peers. The Trustees also

Effective June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

19

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

considered fee and expense data on Adviser-identified selected peers for certain Funds. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group, as applicable, as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)[1]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)[2]
PowerShares BulletShares 2018 Corporate Bond Portfolio	Higher than median (10)	Higher than median (2)	Lower than median (90)	Higher than median (1)
PowerShares BulletShares 2018 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2019 Corporate Bond Portfolio	Higher than median (7)	Higher than median (1)	Lower than median (44)	Higher than median (1)
PowerShares BulletShares 2019 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2020 Corporate Bond Portfolio	Higher than median (7)	Higher than median (1)	Lower than median (44)	Higher than median (1)
PowerShares BulletShares 2020 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2021 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	Higher than median (1)
PowerShares BulletShares 2021 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2022 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	Higher than median (1)
PowerShares BulletShares 2022 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2023 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	Higher than median (1)
PowerShares BulletShares 2023 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2024 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	Higher than median (1)
PowerShares BulletShares 2024 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2025 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	Higher than median (1)
PowerShares BulletShares 2025 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2026 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	N/A
PowerShares BulletShares 2027 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	N/A
PowerShares U.S. Large Cap Optimized Volatility Portfolio	Higher than median (28)	Lower than median (23)	Lower than median (199)	Higher than median (3)
PowerShares Multi-Factor Large Cap Portfolio	Higher than median (28)	Lower than median (23)	Lower than median (199)	Lower than median (3)

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
[2]	The information provided by the Adviser did not include select peer groups for certain Funds. Those Funds have been designated with an “N/A” for not available.

20

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

The Trustees noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing each Fund because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2017 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the flat advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

21

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-GMFL-SAR-1	invesco.com/us

Item 2. Code of Ethics.

Not required for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

PwC informed the Audit Committee that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives, or certain of its affiliates or covered persons receive, a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Audit Committee that it has, and that certain of its affiliates or covered persons have, relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances.

In an August 18, 2016 letter to the audit committees of the other trusts in the Fund Family, composed of the same individuals that make up the Audit Committee (which was not established until December 14, 2016), and in subsequent communications with the Audit Committee, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Trust, within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Trust’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any Fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Trust intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund may need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics
Not required for a semi-annual report

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Change in Registrant’s Independent Public Accountant – attached as Exhibit 99.ACCT

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	July 6, 2018

By:	/s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	July 6, 2018